Geographic and Customer Information - Summary of Reportable Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ (9,364)	$ 1,575	$ 62
Europe Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	3,803	1,105	51
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,078	182	11
North America [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ (14,245)	$ 288	$ 0